Long term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Long-term Debt - Principal payments
June 30, 2015	$ 29,250
June 30, 2016	41,252
June 30, 2017	82,257
June 30, 2018	9,477
June 30, 2019	46,714
June 30, 2020 and thereafter	44,932
Total	$ 253,882